UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ZPR Investment Management, Inc.
Address: 1642 North Volusia Avenue
         Orange City, FL  32763

13F File Number:  028-14145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ted Bauchle
Title:     Vice President
Phone:     386-775-1177

Signature, Place, and Date of Signing:

 /s/ Ted Bauchle     Orange City, FL     October 17, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $86,296 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN PAC CORP              COM              028740108      225    18819 SH       SOLE                    18819        0        0
AMERICAS CAR MART INC          COM              03062T105     6135   134925 SH       SOLE                   134925        0        0
BOOKS-A-MILLION INC            COM              098570104     1718   582476 SH       SOLE                   582476        0        0
BUCKEYE TECHNOLOGIES INC       COM              118255108     2001    62400 SH       SOLE                    62400        0        0
CORINTHIAN COLLEGES INC        COM              218868107     1788   748060 SH       SOLE                   748060        0        0
CPI AEROSTRUCTURES INC         COM NEW          125919308     1982   765959 SH       SOLE                   765959        0        0
DELEK US HLDGS INC             COM              246647101     2973   116625 SH       SOLE                   116625        0        0
ENERSYS                        COM              29275Y102     1604    45445 SH       SOLE                    45445        0        0
GT ADVANCED TECHNOLOGIES INC   COM              36191U106     6063  1112610 SH       SOLE                  1112610        0        0
HARDINGE INC                   COM              412324303     1308   127658 SH       SOLE                   127658        0        0
HAYNES INTERNATIONAL INC       COM NEW          420877201     2679    51365 SH       SOLE                    51365        0        0
HELEN OF TROY CORP LTD         COM              G4388N106     2298    72207 SH       SOLE                    72207        0        0
INNOSPEC INC                   COM              45768S105     3360    99063 SH       SOLE                    99063        0        0
INSIGHT ENTERPRISES INC        COM              45765U103     2890   165453 SH       SOLE                   165453        0        0
KADANT INC                     COM              48282T104      825    35575 SH       SOLE                    35575        0        0
KEY TRONICS CORP               COM              493144109     3712   374190 SH       SOLE                   374190        0        0
MIDWESTONE FINL GROUP INC NE   COM              598511103      240    11142 SH       SOLE                    11142        0        0
MITCHAM INDS INC               COM              606501104     2138   134110 SH       SOLE                   134110        0        0
NEWMARKET CORP                 COM              651587107     4957    20110 SH       SOLE                    20110        0        0
NN INC                         COM              629337106     6492   764640 SH       SOLE                   764640        0        0
OCEAN SHORE HLDG CO NEW        COM              67501R103      231    17182 SH       SOLE                    17182        0        0
P C CONNECTION                 COM              69318J100     4222   366853 SH       SOLE                   366853        0        0
PACIFIC PREMIER BANCORP        COM              69478X105      300    31445 SH       SOLE                    31445        0        0
PAR TECHNOLOGY CORP            COM              698884103      244    44788 SH       SOLE                    44788        0        0
POWER ONE INC NEW              COM              73930R102     4237   758040 SH       SOLE                   758040        0        0
ROCKY MTN CHOCOLATE FACTORY    COM PAR $0.03    774678403      204    16133 SH       SOLE                    16133        0        0
SCHWEITZER-MAUDUIT INTL INC    COM              808541106     3721   112800 SH       SOLE                   112800        0        0
SOUTHERN NATL BANCORP OF VA    COM              843395104      240    29971 SH       SOLE                    29971        0        0
STANDARD MTR PRODS INC         COM              853666105     2108   114440 SH       SOLE                   114440        0        0
SYNNEX CORP                    COM              87162W100     2328    71445 SH       SOLE                    71445        0        0
TITAN INTL INC ILL             COM              88830M102     1605    90910 SH       SOLE                    90910        0        0
TUTOR PERINI CORP              COM              901109108     1095    95707 SH       SOLE                    95707        0        0
UNITED CMNTY FINL CORP OHIO    COM              909839102      256    73237 SH       SOLE                    73237        0        0
UNIVERSAL ELECTRS INC          COM              913483103     2972   169040 SH       SOLE                   169040        0        0
USEC INC                       COM              90333E108     1801  2323840 SH       SOLE                  2323840        0        0
WORLD ACCEP CORP DEL           COM              981419104     2897    42950 SH       SOLE                    42950        0        0
ZYGO CORP                      COM              989855101     2447   133775 SH       SOLE                   133775        0        0